Schedule of term loan (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2019 CAD ($)
Deferred financing costs
Current	$ 3,117	[1]
Long term	30,257	[1]
Term loan
Term Loan
Additions Current	0
Additions Long term	35,000
Adjustments Current	3,500
Adjustments Long term	(3,500)
Repayments Current	(87)
Repayments Long term	(788)
Current	3,413
Long term	30,712
Deferred financing costs
Additions Current	(296)
Additions Long term	(1,347)
Adjustments Current	0
Adjustments Long term	296
Realized expense Current	0
Realized expense Long term	596
Current	3,117
Long term	$ 30,257

[1]	Restated